Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Of Financial Assets And Financial Liabilities And Risk Management [Abstract]
Schedule of significant financial instruments measured at fair value by level within the fair value hierarchy
The following table set out the Group’s significant financial instruments measured at fair value by level within the fair value hierarchy:

Figures in million - SA rand	2021			2020				2019
	Level 1	Level 2	Level 3	Level 1	Level 2		Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
- Environmental rehabilitation obligation funds	4,477	725	—	4,111	823		—	3,578	1,024	—
- Trade receivables - PGM concentrate sales	—	3,794	—	—	4,030		—	—	2,342	—
- Other investments	3,143	—	224	603	—		244	415	—	184
- Asset held for sale	—	280	—	—	—		—	—	—	—
- Palladium hedge contract	—	286	—	—	—	*	—	—	—	—
Financial liabilities measured at fair value
- Derivative financial instrument	—	—	—	—	—		—	—	4,145	—
- Gold hedge contracts	—	—	—	—	—	*	—	—	68	—
* Less than R1 million